Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Feb. 10, 2021
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) [Line Items]
Stockholders' equity, shares authorized	831,000,000
Ordinary shares, authorized	831,000,000			4,987,845
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preference shares, outstanding
Common stock, shares outstanding				3,716,149
Common stock, shares issued				3,716,149
Founder shares aggregate, percentage			20.00%
Preference shares, issued
RICE ACQUISITION CORP. II [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Preference shares, outstanding
Ordinary shares issued			8,625,000
Ordinary shares outstanding			8,625,000
Founder shares aggregate, percentage		20.00%
Preference shares, issued
Class A Common Stock [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) [Line Items]
Ordinary shares, authorized	520,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Common stock, shares outstanding	67,352,271
Class A Common Stock [Member] | Common Stock [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) [Line Items]
Redeemable non-controlling interests in subsidiary	136,073,465
Class B Common Stock [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) [Line Items]
Ordinary shares, authorized	310,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Common stock, shares outstanding	142,711,590
Class B Common Stock [Member] | Common Stock [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) [Line Items]
Redeemable non-controlling interests in subsidiary	6,638,125
Class A Ordinary Shares [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) [Line Items]
Ordinary shares, authorized	520,000,000		520,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares outstanding	67,352,271		67,352,271
Common stock, shares issued	67,352,271		67,352,271
Class A Ordinary Shares [Member] | RICE ACQUISITION CORP. II [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) [Line Items]
Ordinary shares, authorized		300,000,000	300,000,000		300,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding		2,500	2,500		2,500
Redeemable non-controlling interests in subsidiary		34,500,000	34,500,000		34,500,000
Common stock, shares issued		2,500	2,500		2,500		2,500
Ordinary shares issued		34,502,500	34,502,500		34,502,500
Ordinary shares outstanding		34,502,500	34,502,500		34,502,500
Ordinary shares subject to possible redemption, shares issued		34,500,000	34,500,000		34,500,000
Class B Ordinary Shares [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) [Line Items]
Ordinary shares, authorized	310,000,000		310,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares outstanding	142,711,590		142,711,590
Common stock, shares issued	142,711,590		142,711,590
Class B Ordinary Shares [Member] | RICE ACQUISITION CORP. II [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) [Line Items]
Ordinary shares, authorized		30,000,000	30,000,000		30,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares outstanding		8,625,000	8,625,000		8,625,000
Common stock, shares issued		8,625,000	8,625,000		8,625,000	8,625,000
Ordinary shares issued		8,625,000	8,625,000		8,625,000
Ordinary shares outstanding		8,625,000	8,625,000		8,625,000
Opco Class A Units [Member] | RICE ACQUISITION CORP. II [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) [Line Items]
Issued and outstanding		2,600	2,600		2,600
Shares outstanding		2,600	2,600		2,600
Class B Units of Opco [Member] | RICE ACQUISITION CORP. II [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity (Details) [Line Items]
Issued and outstanding		7,187,500	7,187,500		7,187,500	8,624,900
Shares outstanding		7,187,500	7,187,500		7,187,500	8,624,900